SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2020
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35~50 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	—

Schedule Of Estimated Useful Lives Of Other Intangible Assets
Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Trademarks and domain names	3~11 years
Courseware	1~5 years
Business contracts	3~5.5 years
Copyrights	5~7 years
Others	3.5~8 years

Disaggregation of Revenue	The Group’s revenues are reported net of value added tax and surcharges.
Disaggregation of net revenues for the year ended September 30, 2020

	Over-time	A point-in-time	Total
	US$	US$	US$
Online education services	158,548	790	159,338
Books and reference materials	—	22,061	22,061
Other professional education services	7,352	9,084	16,436

Professional education services	165,900	31,935	197,835
Sales of learning simulation software	—	9,516	9,516
Business start-up training services	—	2,207	2,207

Total	165,900	43,658	209,558

	Refundable course model	Non-refundable course model	Total
	US$	US$	US$
Online education services	37,357	121,981	159,338
Books and reference materials	—	22,061	22,061
Other professional education services	—	16,436	16,436

Professional education services	37,357	160,478	197,835
Sales of learning simulation software	—	9,516	9,516
Business start-up training services	—	2,207	2,207

Total	37,357	172,201	209,558

Disaggregation of net revenues for the year ended September 30, 2019

	Over-time	A point-in-time	Total
	US$	US$	US$
Online education services	144,221	1,696	145,917
Books and reference materials	—	27,372	27,372
Other professional education services	14,079	8,679	22,758

Professional education services	158,300	37,747	196,047
Sales of learning simulation software	—	12,979	12,979
Business start-up training services	—	2,796	2,796

Total	158,300	53,552	211,822

	Refundable course model	Non-refundable course model	Total
	US$	US$	US$
Online education services	22,465	123,452	145,917
Books and reference materials	—	27,372	27,372
Other professional education services	—	22,758	22,758

Professional education services	22,465	173,582	196,047
Sales of learning simulation software	—	12,979	12,979
Business start-up training services	—	2,796	2,796

Total	22,465	189,357	211,822

Summary Of Deferred Revenue expected To Be Realized
The Group’s contract liabilities mainly consist of prepayments from students (deferred revenue), with a balance of US$80,560 and US
$127,766
as of October 1, 2018 and 2019, respectively, of
which US$62,363 and US
$75,378
were recognized in revenues for the years ended September 30, 2019 and 2020, respectively. The balances of US$127,766 and US
$139,881
as of September 30, 2019 and 2020 are expected to be recognized as follows:
The expected balances of deferred revenue as of September 30, 2020:

US$
Years ending September 30,
2021	105,953
2022	27,003
2023	6,379
2024	470
2025	76

139,881

The expected balances of deferred revenue as of September 30, 2019:

US$
Years ending September 30,
2020	94,202
2021	24,999
2022	7,288
2023	1,159
2024	118

127,766